REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule Segment Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segments	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable units	2
Revenues	$ 13,126	$ 12,003	$ 11,639
Adjusted EBITDA	2,479	915	879
Enterprise Segment [Member]
Segment Reporting Information [Line Items]
Revenues	9,041	9,232	10,319
Adjusted EBITDA	1,701	555	1,088
Service Providers Segment [Member]
Segment Reporting Information [Line Items]
Revenues	4,085	2,771	1,320
Adjusted EBITDA	$ 778	$ 360	$ (209)